Related party transactions - Balance sheet (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Contribution from Hegh LNG			$ 8,600
Repayment of indemnifications received from Hoegh LNG	$ 0	$ 0	0	$ (64)	$ 64
Issuance of units for Board of Directors' fees			128		194
Other and contribution from owner	138		138		485
Equity: Total	$ 8,866		8,866		615
Director [Member]
Related Party Transaction [Line Items]
Issuance of units for Board of Directors' fees			128		194
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Contribution from Hegh LNG			8,600		0
Repayment of indemnifications received from Hoegh LNG			$ 0		$ (64)